Consolidated Statements of Stockholders' Equity - 1 months ended Feb. 02, 2023 - USD ($) $ in Thousands	Total	Common Stock	Capital in Excess of Par Value	Distributions in Excess of Retained Earnings	Accumulated Other Comprehensive (Loss) Income
Balance at Dec. 31, 2022	$ 5,426,318	$ 2,827	$ 6,003,331	$ (609,361)	$ 29,521
Balance (in shares) at Dec. 31, 2022		282,684,998
Increase (Decrease) in Stockholders' Equity
Net income	25,787			25,787
Other comprehensive loss	(11,425)				(11,425)
Equity-based compensation	975		975
Balance at Feb. 02, 2023	$ 5,441,655	$ 2,827	$ 6,004,306	$ (583,574)	$ 18,096
Balance (in shares) at Feb. 02, 2023		282,684,998